Annual Fund Operating Expenses	0 Months Ended
	Aug. 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	2.70%
Total annual fund operating expenses	3.35%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.70%
Total annual fund operating expenses	3.60%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.70%
Total annual fund operating expenses	4.35%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	2.70%
Total annual fund operating expenses	3.95%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.58%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.09%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.58%
Total annual fund operating expenses	1.58%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.49%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class B
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.58%
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.24%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.58%
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	(0.09%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.24%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.58%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	(0.19%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.74%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from August 26, 2011 through August 28, 2012 to no more than 0.50% of its average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.